Long-term debt, net	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt, net
Long-term debt, net

The Company’s long-term debt is comprised of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Second Lien Notes	$100,000	$100,000
Revolving credit facility	145,000	—
Total debt	245,000	100,000
Debt issuance cost on Second Lien Notes, net	3,528	3,830
Discount on Second Lien Notes, net	2,737	2,971
Total debt issuance cost and discounts	6,265	6,801
Total long-term debt, net	$238,735	$93,199

Revolving Credit Facility

On March 28, 2018, the Company entered into an Amended and Restated Credit Agreement (the “Amended and Restated Credit Agreement”) by and among the Company, as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and certain other financial institutions party thereto, as lenders. The borrowings under the Amended and Restated Credit Agreement will bear interest at an adjusted base rate plus an applicable margin ranging from 1% to 2% or at an adjusted LIBO Rate plus an applicable margin ranging from 2% to 3%. As of June 30, 2018, the weighted average interest rate of outstanding borrowings under the Amended and Restated Credit Agreement was 4.9%. The Amended and Restated Credit Agreement amends and restates in its entirety the original Credit Agreement entered into on April 27, 2017 and amended on December 8, 2017. Pursuant to the Amended and Restated Credit Agreement, the lenders party thereto have agreed to provide the Company with a $500 million secured reserve-based revolving credit facility with an initial borrowing base of $150 million. The maturity date of the Amended and Restated Credit Agreement is August 31, 2022 and automatically extends to March 2023 upon the payment in full of the Second Lien Notes. The borrowing base will be redetermined semi-annually, with the lenders and the Company each having the right to one interim unscheduled redetermination between any two consecutive semi-annual redeterminations. The first redetermination date occurred on June 29, 2018, increasing the borrowing base from $150 million to $210 million. Beginning in 2019, redeterminations will occur on April 1 and October 1. As of June 30, 2018, the Company had $145.0 million outstanding under the Amended and Restated Credit Agreement.

The amounts outstanding under the Amended and Restated Credit Agreement are secured by first priority liens on substantially all of Rosehill Operating’s oil and natural gas properties and associated assets and all of the stock of Rosehill Operating’s material operating subsidiaries that are guarantors of the Amended and Restated Credit Agreement. If an event of default occurs under the Amended and Restated Credit Agreement, JPMorgan Chase Bank, N.A. will have the right to proceed against the pledged capital stock and take control of substantially all of Rosehill Operating and Rosehill Operating’s material operating subsidiaries that are guarantors’ assets. There are currently no guarantors under the Amended and Restated Credit Agreement.

The Amended and Restated Credit Agreement contains various affirmative and negative covenants. These covenants may limit Rosehill Operating’s ability to, among other things: incur additional indebtedness; make loans to others; make investments; enter into mergers; make or declare dividends or distributions; enter into commodity hedges exceeding a specified percentage of Rosehill Operating’s expected production; enter into interest rate hedges exceeding a specified percentage of Rosehill Operating’s outstanding indebtedness; incur liens; sell assets; and engage in certain other transactions without the prior consent of JPMorgan Chase Bank, N.A. and/or the Lenders.

The Amended and Restated Credit Agreement also requires Rosehill Operating to maintain the following financial ratios: (1) commencing on March 31, 2018, a current ratio, which is the ratio of consolidated current assets (including unused commitments under the Amended and Restated Credit Agreement, but excluding non-cash assets) to consolidated current liabilities (excluding non-cash obligations, current maturities under the Amended and Restated Credit Agreement and the Note Purchase Agreement), of not less than 1.0 to 1.0; (2) (x) commencing on March 31, 2018, a leverage ratio, which is the ratio of the sum of all of Rosehill Operating’s Total Debt to Annualized EBITDAX (as such terms are defined in the Amended and Restated Credit Agreement) for the four fiscal quarters then ended, of not greater than 4.0 to 1.0 and (y) commencing on and after repayment in full of the Second Lien Notes (other than surviving contingent indemnification obligations) and the repayment or redemption in full of the Series B Redeemable Preferred Stock, a leverage ratio, which is the ratio of the sum of all of Rosehill Operating’s Net Debt to Annualized EBITDAX (as such terms are defined in the Amended and Restated Credit Agreement), of not greater than 4.0 to 1.0 and (3) commencing on March 31, 2018 for so long as the Series B Redeemable Preferred Stock remains outstanding, a coverage ratio, which is the ratio of (i) EBITDAX (as defined in the Amended and Restated Credit Agreement) to (ii) the sum of (x) Interest Expense (as defined in the Amended and Restated Credit Agreement) plus (y) the aggregate amount of Restricted Payments (as defined in the Amended and Restated Credit Agreement) made in cash pursuant to Sections 9.04(a)(iv) and (v) of the Amended and Restated Credit Agreement during the preceding four fiscal quarters, of not less than 2.5 to 1.0. The Company was in compliance with all the financial covenants in the Amended and Restated Credit Agreement for the measurement period ended June 30, 2018.

Second Lien Notes

On December 8, 2017, Rosehill Operating issued and sold $100,000,000 in aggregate principal amount of 10.00% Senior Secured Second Lien Notes due January 31, 2023 (the “Second Lien Notes”) to EIG under and pursuant to the terms of that certain Note Purchase Agreement, dated as of December 8, 2017 (as amended by the Limited Consent and First Amendment to Note Purchase Agreement, dated as of March 28, 2018, the “Note Purchase Agreement”), among Rosehill Operating, the Company, the holders of the Second Lien Notes party thereto (the “Holders”) and U.S. Bank National Association, as agent and collateral agent on behalf of the Holders (the “Agent”). The Second Lien Notes were issued and sold to the Holders in a private placement exempt from the registration requirements under the Securities Act (such issuance and sale, the “Notes Purchase”).

Under the Note Purchase Agreement, Rosehill Operating may, at its option, redeem the Second Lien Notes in whole or in part, together with accrued and unpaid interest thereon, (i) at any time after December 8, 2019 but on or prior to December 8, 2020, at a redemption price equal to 103% of the principal amount of the Second Lien Notes being redeemed, (ii) at any time after December 8, 2020 but on or prior to December 8, 2021, at a redemption price equal to 101.5% of the principal amount of the Second Lien Notes being redeemed and (iii) at any time after December 8, 2021, at a redemption price equal to the principal amount of the Second Lien Notes being redeemed. On or prior to December 8, 2019, Rosehill Operating may, at its option, redeem the Second Lien Notes in whole or in part, together with accrued and unpaid interest thereon, at a redemption price equal to 103% of the principal amount of the Second Lien Notes being redeemed plus an additional make-whole premium set forth in the Note Purchase Agreement.

The Second Lien Notes may become subject to redemption under certain other circumstances, including upon the incurrence of non-permitted debt or, subject to various exceptions, reinvestments rights and prepayment or redemption rights with respect to other debt or equity of Rosehill Operating, upon an asset sale, hedge termination or casualty event. Rosehill Operating will be further required to make an offer to redeem the Second Lien Notes upon a Change in Control (as defined in the Note Purchase Agreement) at a redemption price equal to 101% of the principal amount being redeemed. Other than in connection with a change in control or casualty event, the redemption prices and make-whole premium described in the foregoing paragraph shall also apply, at such times and to the extent set forth therein, to any mandatory redemption of the Second Lien Notes or any acceleration of the Second Lien Notes prior to the stated maturity thereof upon the occurrence of an event of default.

The Note Purchase Agreement requires Rosehill Operating to maintain a leverage ratio, which is the ratio of the sum of all of Rosehill Operating’s Total Debt to Annualized EBITDAX (as such terms are defined in the Note Purchase Agreement) for the four fiscal quarters then ended, of not greater than 4.00 to 1.00.

The Note Purchase Agreement contains various affirmative and negative covenants, events of default and other terms and provisions that are based largely on the existing first-lien revolving credit facility of Rosehill Operating, with a number of important modifications reflecting the second lien nature of the Second Lien Notes and certain other terms that were agreed with the Holders. The negative covenants may limit Rosehill Operating’s ability to, among other things, incur additional indebtedness (including under senior unsecured notes), make investments, make or declare dividends or distributions, redeem its preferred equity, acquire or dispose of oil and gas properties and other assets or engage in certain other transactions without the prior consent of the Holders, subject to various exceptions, qualifications and value thresholds. Rosehill Operating is also required to meet minimum commodity hedging levels based on its expected production on an ongoing basis.

The Company is subject to certain limited restrictions under the Note Purchase Agreement, including (without limitation) a negative pledge with respect to its equity interests in Rosehill Operating and a contingent obligation to guarantee the Second Lien Notes upon request by the Holders in the event that the Company incurs debt obligations. The obligations of Rosehill Operating under the Note Purchase Agreement are secured on a second-lien basis by the same collateral that secures its first-lien obligations. In connection with the Notes Purchase, Rosehill Operating has granted first-lien and second-lien security interests over additional collateral to meet the minimum mortgage requirements under the Note Purchase Agreement.

The Company was in compliance with the financial covenants in the Note Purchase Agreement for the measurement period ended June 30, 2018.

Deferred Financing Costs and Debt Discount

The Company capitalizes discounts and certain direct costs associated with the issuance of debt and amortizes such costs over the lives of the respective debt instruments. The Company amortized debt issuance costs and discounts of $0.4 million and less than $0.1 million for the three months ended June 30, 2018 and 2017, respectively, and $1.3 million and $0.1 million for the six months ended June 30, 2018 and 2017, respectively. The deferred financing costs related to the revolving credit facility are classified in prepaid assets and the deferred financing costs and discounts related to the Second Lien Notes are netted against the long-term debt. The following table summarizes the Company’s deferred financing costs and debt discounts:

	June 30,	December 31,
	2018	2017
	(In thousands)
Revolving credit facility
Debt issuance costs	$2,245	$1,219
Accumulated amortization of debt issuance costs	(105)	(541)
Net deferred costs - Revolving credit facility	$2,140	$678

Second Lien Notes
Debt discount	$3,000	$3,000
Accumulated amortization of debt discount	(263)	(29)
Debt issuance costs	3,868	3,868
Accumulated amortization of debt issuance costs	(340)	(38)
Net deferred costs - Second Lien Notes	$6,265	$6,801
Total deferred financing costs and debt discount, net	$8,405	$7,479

Long term debt, net

The Company's debt is comprised of the following:

	December 31,
	2017	2016
	(In thousands)
Revolving Credit Facility	$—	$55,000
Second Lien Notes	100,000	—
Total Debt	100,000	55,000
Debt issuance cost on Second Lien Notes, net	3,830	—
Discount on Second Lien Notes, net	2,971	—
Total debt issuance cost and discounts	$6,801	$—
Total long-term debt, net	$93,199	$55,000

Revolving Credit Facility

 On April 27, 2017, Rosehill Operating and PNC Bank, National Association, as lender, Administrative Agent and Issuing Bank, and each of the lenders from time to time party thereto (collectively, the “Lenders”) entered into a credit agreement, which provides Rosehill Operating with a revolving line of credit and a letter of credit facility of up to $250 million (the "Credit Agreement”), subject to a borrowing base that is determined semi-annually by the Lenders based upon Rosehill Operating’s financial statements and the estimated value of its oil and gas properties, in accordance with the Lenders’ customary practices for oil and gas loans. Such redetermined borrowing base will become effective and applicable to Rosehill Operating and the Lenders on or about April 1st and October 1st of each year, as applicable, and commenced on October 1, 2017. Rosehill Operating and the Lenders may each request an additional redetermination of the borrowing base once between two successive scheduled redeterminations. The borrowing base will be automatically reduced upon the issuance or incurrence of debt under senior unsecured notes or upon Rosehill Operating’s or any of its subsidiary’s disposition of properties or liquidation of hedges in excess of certain thresholds. Amounts borrowed under the Credit Agreement may not exceed the borrowing base. Rosehill Operating’s initial borrowing base was $55 million, which was increased to $75 million on October 30, 2017. The Credit Agreement also does not permit Rosehill Operating to borrow funds, if at the time of such borrowing, Rosehill Operating is not in pro forma compliance with the financial covenants. Additionally, Rosehill Operating’s borrowing base may be reduced in connection with the subsequent redetermination of the borrowing base. The amounts outstanding under the Credit Agreement are secured by first priority liens on substantially all of Rosehill Operating’s oil and natural gas properties and associated assets and all of the stock of Rosehill Operating’s material operating subsidiaries that are guarantors of the Credit Agreement. If an event of default occurs under the Credit Agreement, the Lenders have the right to proceed against the pledged capital stock and take control of substantially all of Rosehill Operating and Rosehill Operating’s material operating subsidiaries that are guarantors’ assets.

Borrowings under the Credit Agreement will bear interest at a base rate plus an applicable margin ranging from 1.00% to 2.00% or at London Interbank Offered Rate (“LIBOR”) plus an applicable margin ranging from 2.00% to 3.00%. The Credit Agreement matures on April 27, 2022. There were no amounts outstanding under the Credit Agreement as of December 31, 2017.

The Credit Agreement contains various affirmative and negative covenants. These covenants may limit Rosehill Operating’s ability to, among other things: incur additional indebtedness; make loans to others; make investments; enter into mergers; make or declare dividends or distributions; enter into commodity hedges exceeding a specified percentage of Rosehill Operating’s expected production; enter into interest rate hedges exceeding a specified percentage of Rosehill Operating’s outstanding indebtedness; incur liens; sell assets; and engage in certain other transactions without the prior consent of the Lenders.

The Credit Agreement also requires Rosehill Operating to maintain the following financial ratios: (1) a working capital ratio, which is the ratio of consolidated current assets (including unused commitments under the Credit Agreement, but excluding non-cash assets) to consolidated current liabilities (excluding non-cash obligations, reclamation obligations to the extent classified as current liabilities and current maturities under the Credit Agreement), of not less than 1.0 to 1.0; (2) a leverage ratio, which is the ratio of the sum of all of Rosehill Operating’s Total Funded Debt to EBITDAX (as such terms are defined in the Credit Agreement) for the four fiscal quarters then ended, of not greater than 4.00 to 1.00. The Company was in compliance with the financial covenants in the Credit Agreement for the measurement period ended December 31, 2017.

On March 28, 2018, the Company entered into an Amended and Restated Credit Agreement (the "New Credit Agreement") by and among the Company, as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and certain other financial institutions party thereto, as lenders. The New Credit Agreement will bear interest at an adjusted base rate plus an applicable margin ranging from 1.00% to 2.00% or at an adjusted LIBO Rate plus an applicable margin ranging from 2.00% to 3.00%. The New Credit Agreement amends and restates in its entirety the original Credit Agreement entered into on April 27, 2017 and amended on December 8, 2017. Pursuant to the New Credit Agreement, the lenders party thereto have agreed to provide the Company with a $500 million secured reserve-based revolving credit facility with a current borrowing base of $150 million. The maturity date of the New Credit Agreement is August 31, 2022 and automatically extended to March 2023 upon the payment in full of the Second Lien Notes. The borrowing base will be redetermined semi-annually, with the lenders and the Company each having the right to one interim unscheduled redetermination between any two consecutive semi-annual redeterminations. The first scheduled redetermination date is August 1, 2018 and then beginning in 2019 each April 1 and October 1 thereafter.

Second Lien Notes

On December 8, 2017, Rosehill Operating issued and sold $100,000,000 in aggregate principal amount of 10.00% Senior Secured Second Lien Notes due January 31, 2023 (the “Second Lien Notes”) to EIG under and pursuant to the terms of that certain Note Purchase Agreement, dated as of December 8, 2017 (the “Note Purchase Agreement”), among Rosehill Operating, the Company, the holders of Notes party thereto (the “Holders”) and U.S. Bank National Association, as agent and collateral agent on behalf of the Holders (the “Agent”). The Notes were issued and sold to the Holders in a private placement exempt from the registration requirements under the Securities Act (such issuance and sale, the “Notes Purchase”).

Under the Note Purchase Agreement, Rosehill Operating may, at its option, redeem the Second Lien Notes in whole or in part, together with accrued and unpaid interest thereon, (i) at any time after December 8, 2019 but on or prior to December 8, 2020, at a redemption price equal to 103% of the principal amount of the Notes being redeemed, (ii) at any time after December 8, 2020 but on or prior to December 8, 2021, at a redemption price equal to 101.5% of the principal amount of the Notes being redeemed and (iii) at any time after December 8, 2021, at a redemption price equal to the principal amount of the Notes being redeemed. On or prior to December 8, 2019, Rosehill Operating may, at its option, redeem the Second Lien Notes in whole or in part, together with accrued and unpaid interest thereon, at a redemption price equal to 103% of the principal amount of the Second Lien Notes being redeemed plus an additional make-whole premium set forth in the Note Purchase Agreement.

The Second Lien Notes may become subject to redemption under certain other circumstances, including upon the incurrence of non-permitted debt or, subject to various exceptions, reinvestments rights and prepayment or redemption rights with respect to other debt or equity of Rosehill Operating, upon an asset sale, hedge termination or casualty event. Rosehill Operating will be further required to make an offer to redeem the Second Lien Notes upon a Change in Control (as defined in the Note Purchase Agreement) at a redemption price equal to 101% of the principal amount being redeemed. Other than in connection with a change in control or casualty event, the redemption prices and make-whole premium described in the foregoing paragraph shall also apply, at such times and to the extent set forth therein, to any mandatory redemption of the Second Lien Notes or any acceleration of the Second Lien Notes prior to the stated maturity thereof upon the occurrence of an event of default.

The Note Purchase Agreement requires Rosehill Operating to maintain a leverage ratio, which is the ratio of the sum of all of Rosehill Operating’s Total Funded Debt to EBITDAX (as such terms are defined in the Note Purchase Agreement) for the four fiscal quarters then ended, of not greater than 4.00 to 1.00.

The Note Purchase Agreement contains various affirmative and negative covenants, events of default and other terms and provisions that are based largely on the existing first-lien revolving credit facility of Rosehill Operating, with a number of important modifications reflecting the second lien nature of the Second Lien Notes and certain other terms that were agreed with the Holders. The negative covenants may limit Rosehill Operating’s ability to, among other things, incur additional indebtedness (including under senior unsecured notes), make investments, make or declare dividends or distributions, redeem its preferred equity, acquire or dispose of oil and gas properties and other assets or engage in certain other transactions without the prior consent of the Holders, subject to various exceptions, qualifications and value thresholds. Rosehill Operating is also required to meet minimum commodity hedging levels based on its expected production within a certain post-closing period and on an ongoing basis.

The Company is subject to certain limited restrictions under the Note Purchase Agreement, including (without limitation) a negative pledge with respect to its equity interests in Rosehill Operating and a contingent obligation to guarantee the Notes upon request by the Holders in the event that the Company incurs debt obligations.

The obligations of Rosehill Operating under the Note Purchase Agreement are secured on a second-lien basis by the same collateral that secures its first-lien obligations. In connection with the Notes Purchase, Rosehill Operating has granted first-lien and second-lien security interests over additional collateral to meet the minimum mortgage requirements under the Note Purchase Agreement.

The Company was in compliance with the financial covenants in the Note Purchase Agreement for the measurement period ended December 31, 2017.

Tema Credit Agreement

In December 2012, Tema entered into a secured line of credit with a bank for $60 million (the “Tema Credit Agreement”), with an optional expansion to $75 million, subject to satisfactory credit underwriting. Borrowings under the Tema Credit Agreement bore interest at floating LIBOR plus 1.00% (the Applicable Margin), and was collateralized by the existing producing oil and natural gas properties. There was no principal amortization required until the expiration of the Tema Credit Agreement, when all outstanding amounts became due.

Upon the closing of the Transaction on April 27, 2017, the $55 million outstanding balance under the Tema Credit Agreement was assumed by Rosehill Operating and immediately paid off using proceeds from the issuance of preferred stock in the Transaction. Concurrent with the initial draw down of the Tema Credit Agreement, an interest rate swap was entered into with a bank to fix the interest rate of the Tema Credit Agreement. In anticipation of the closing of the Transaction on April 20, 2017, the interest rate swap was terminated.

Debt Maturities

The following are maturities of long-term debt for each of the next five years and thereafter (amounts in thousands):

2018	$—
2019	—
2020	—
2021	—
2022	—
Thereafter	100,000
Total	$100,000

Deferred Financing Costs and Debt discount

The Company capitalizes discounts and certain direct costs associated with the issuance of debt and amortizes such costs over the lives of the respective debt instruments. The Company amortized debt issuance costs and discounts of $0.3 million, $0.1 million, and $0.1 million for the years ended December 31, 2017, 2016, and 2015, respectively. The deferred financing costs related to the revolving credit facility are classified in prepaid assets and the deferred financing costs and discounts related to the Second lien notes are netted against the long-term debt. The following table summarizes the Company's deferred financing costs and debt discounts:

	December 31,
	2017	2016
	(In thousands)
Revolving credit facility
Debt issuance costs	$1,219	$447
Accumulated amortization of debt issuance costs	(541)	(334)
Net deferred costs - Revolving credit facility	678	113

Second lien notes
Debt discount	3,000	—
Accumulated amortization of debt discount	(29)	—
Debt issuance costs	3,868	—
Accumulated amortization of debt issuance costs	(38)	—
Net deferred costs - Second lien notes	6,801	—
Total net deferred financing costs and debt discount	$7,479	$113